Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation

Note 13 - Equity and Equity-based Compensation

Equity-based Award Activities

Restricted Stock Units

A summary of the restricted stock unit (RSU) activity was as follows during the period indicated:

	Restricted Stock	Weighted Average
	Units	Grant Date Fair
Activity Type	(in thousands)	Value
Outstanding as of December 31, 2021	—	$—
Granted	3,769	6.54
Vested	(345)	8.11
Forfeited	(34)	6.43
Outstanding as of March 31, 2022	3,390	6.38

As of March 31, 2022, there was unrecognized compensation expense of $19.3 million related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.6 years.

Performance Stock Units

We have granted Performance Stock Units (PSUs) to certain executives, which vest based upon the achievement of performance criteria and requisite service. The performance criteria are based on the achievement of certain share price appreciation targets. Attainment of each share price appreciation target is measured based on the trailing 60-day average closing trading price of our Class A Common Stock or, in the event of a change in control, the amount per share of Class A Common Stock to be paid to a stockholder in connection with such change in control. Depending on the performance achieved and requisite service, the actual number of shares of Class A Common Stock issued to the holder may range from 0% to 200% of the number of PSUs granted.

A summary of the PSU activity was as follows during the period indicated:

	Performance Stock	Weighted Average
	Units	Grant Date
Activity Type	(in thousands)	Fair Value
Outstanding as of December 31, 2021	—	$—
Granted	764	4.97
Outstanding as of March 31, 2022	764	4.97

As of March 31, 2022, no PSUs have vested, and up to 1,527,362 shares of Class A Common Stock may be issuable in future periods if all service and performance requirements are achieved. As of March 31, 2022, there was unrecognized compensation expense of $3.6 million related to unvested PSUs, which is expected to be recognized over a weighted-average period of 2.5 years.

Stock Appreciation Rights

A summary of the stock appreciation rights (SARs) activity was as follows during the period indicated:

	Stock Appreciation Rights	Weighted Average
Activity Type	(in thousands)	Exercise Price
Outstanding as of December 31, 2021	5,014	$2.95
Exercised	—	—
Forfeited	(122)	6.13
Outstanding as of March 31, 2022	4,892	2.88

As of March 31, 2022, there was $7.4 million of unrecognized compensation expense for the Company's SARs that will be recognized over a weighted-average remaining recognition period of 0.6 years. As of March 31 ,2022, the Company's outstanding SARs had a weighted-average remaining contractual life of 4.1 years and an intrinsic value of $26.4 million.

Stock Options

A summary of the stock options activity was as follows during the period indicated:

	Stock Options	Weighted Average
Activity Type	(in thousands)	Exercise Price
Outstanding as of December 31, 2021	5,461	$0.91
Exercised	(10)	2.05
Forfeited	(35)	1.87
Outstanding as of March 31, 2022	5,416	0.91

As of March 31, 2022, there was $0.8 million of unrecognized compensation expense for the Company's stock options that will be recognized over a weighted-average remaining recognition period of 2.2 years. As of March 31, 2022, the Company's outstanding stock options had a weighted-average remaining contractual life of 6.1 years and an intrinsic value of $39.9 million.

Profit Interest Units (Employee Equity Units)

A summary of the Vacasa Employee Holdings LLC employee equity units is as follows:

	Employee Equity	Weighted-Average
	Units	Grant Date
	(in thousands)	Fair Value
Unvested outstanding as of December 31, 2021	4,954	$4.34
Vested	(847)	1.02
Forfeited	—	—
Unvested outstanding as of March 31, 2022	4,107	4.65

As of March 31, 2022, there was $16.2 million of unrecognized compensation expense related to unvested employee equity units, which is expected to be recognized over a weighted-average period of 2.9 years.

ESPP Plan

As of March 31, 2022, participation in the Company's 2021 Nonqualified Employee Stock Purchase Plan (ESPP Plan) was not available to employees, and there were no shares of Class A Common Stock purchased under the ESPP Plan.

Equity-Based Compensation Expense

The Company recorded equity-based compensation expense for the periods presented in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$298	$—
Operations and support	2,454	31
Technology and development	2,761	167
Sales and marketing	2,773	239
General and administrative	3,344	406
Total equity-based compensation expense	$11,630	$843

Vacasa Holdings LLC Equity

For the three months ended March 31, 2021, Vacasa Holdings redeemable convertible preferred units were probable of becoming redeemable in the future and were recorded at their maximum redemption amount, which was the greater of the original preferred unit issue price plus an amount equal to the preferred unpaid return or the then current fair value, at each balance sheet date. The Company recorded a loss of $426.1 million to remeasure its redeemable convertible preferred units to their maximum redemption values during the three months ended March 31, 2021. Subsequent to April 1, 2021, the Company did not adjust the carrying value of the Vacasa Holdings redeemable convertible preferred units to the deemed liquidation value of such units, as a qualifying liquidation event was not probable. In connection with the Reverse Recapitalization on December 6, 2021, all of the existing holders of Vacasa Holdings preferred units exchanged their interests in Vacasa Holdings for Class A Common Stock or Class B Common Stock and OpCo Units in Vacasa Holdings, and the Vacasa Holdings redeemable convertible preferred units are no longer outstanding.

For the three months ended March 31, 2021, Vacasa Holdings common unit warrants were measured and recorded at fair value on a recurring basis. The Company recorded a loss of $6.6 million to remeasure the common unit warrants to their fair values during the three months ended March 31, 2021. In connection with the Reverse Recapitalization on December 6, 2021, these warrants were net exercised in accordance with their terms and are no longer outstanding as of March 31, 2022 or December 31, 2021.

Note 14 — Equity-Based Compensation

In connection with the Reverse Recapitalization, the Company adopted the Vacasa Inc. 2021 Incentive Award Plan (the 2021 Plan) and the Vacasa, Inc. 2021 Non-Qualified Employee Stock Purchase Plan (the ESPP Plan).

2021 Plan

Under the 2021 Plan, the Board of Directors may grant incentive stock options (ISOs) to employees of the Company and certain subsidiaries and nonqualified stock options (NSOs), restricted stock, or RSAs, restricted stock units or RSUs, stock appreciation rights, performance units and performance bonus awards and performance stock units to employees, members of the Board of Directors and consultants of the Company and its subsidiaries.

Under the 2021 Plan, ISOs, NSOs and stock appreciation rights may be granted at a price not less than 100% of the fair market value of the underlying Class A Common Stock on the date of grant (110% of fair value for ISOs issued to holders of 10% or more of voting stock). Options and stock appreciation rights are exercisable over a period not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the date of grant.

Under the 2021 Plan, 22,154,477 shares of the Company’s Class A Common Stock have been initially reserved for issuance pursuant to a variety of stock-based compensation awards, including stock options, stock appreciation rights (SARs), restricted stock awards, restricted stock unit awards, performance bonus awards, performance stock unit awards, dividend equivalents, or other stock or cash based awards. The number of shares of our Class A Common Stock initially reserved for issuance or transfer pursuant to awards under the 2021 Plan will be increased by (i) the number of shares of our Class A Common Stock represented by awards outstanding under the TurnKey Vacations, Inc. 2014 Equity Incentive Plan and the Vacasa Holdings LLC 2016 Equity Compensation Incentive Plan (the UAR Plan), each as amended, that become available for issuance under the counting provisions of the 2021 Plan and (ii) an annual increase on the first day of each fiscal year beginning in 2022 and ending in 2031, equal to the least of (A) 3% of the shares of our Class A Common Stock outstanding (determined on an as converted basis, taking into account all securities convertible into, exercisable, exchangeable or redeemable for shares of our Class A Common Stock) on the last day of the immediately preceding fiscal year, (B) an amount of additional shares such that the total number of shares available for issuance under the 2021 Plan on such first day of the year, after giving effect to the additional shares, equals 5% of the shares of our Class A Common Stock outstanding on the last day of the immediately preceding fiscal year (determined on the same basis as in clause (A)) and (C) such smaller number of shares of our Class A Common Stock as determined by our Board; provided, however, that no more than 25,000,000 shares of our Class A Common Stock may be issued upon the exercise of ISOs.

As of December 31, 2021, a total of 10,475,680 shares of Class A Common Stock are reserved for awards made and 11,678,797 Shares of Class A Common Stock are reserved for future grants under the 2021 plan. For all awards the Company accounts for forfeitures as they occur.

ESPP Plan

In connection with the Reverse Recapitalization, the Company adopted the ESPP Plan. The ESPP Plan authorizes the issuance of shares of Class A Common Stock pursuant to purchase rights granted to employees. The maximum number of shares of our Class A Common Stock which are authorized for sale under the ESPP is equal to the sum of (a) 8,861,791 shares of our Class A Common Stock and (b) an annual increase on the first day of each year beginning in 2022 and ending in 2031, equal to the least of (i) 1% of the shares of our Class A Common Stock outstanding (determined on an as converted basis, taking into account all securities convertible into, exercisable, exchangeable or redeemable for shares of our Class A Common Stock) on the last day of the immediately preceding fiscal year, (ii) an amount of additional shares such that the total number of shares available for issuance under the ESPP on such first day of the year, after giving effect to the additional shares, equals 2% of the shares of our Class A Common Stock outstanding on the last day of the immediately preceding fiscal year (determined on the same basis as in clause (i)) and (iii) such number of shares of our Class A Common Stock as determined by our Board. The shares reserved for issuance under the ESPP may be authorized but unissued shares or reacquired shares. As of December 31, 2021, there were no shares of Class A Common Stock purchased under the ESPP Plan.

SARS and Options

Prior to the Reverse Recapitalization, Vacasa Holdings granted unit appreciation rights (UARs) to employees, consultants, and board members under the UAR plan. Following the effectiveness of the 2021 Plan at the date of the Reverse Recapitalization, the Company ceased granting UAR awards. In connection with the Reverse Recapitalization, UARs were converted into Company SAR Awards which entitle the holder to receive a number of shares of the Company’s Class A Common Stock, cash or other assets equal to the appreciation in value between the grant date and the exercise date.

The historical UARs were generally subject to both service-based and liquidity-based vesting conditions. The service-based vesting condition is satisfied based on continued service over a period of time that is set forth in the applicable award agreement. The liquidity-based vesting condition is satisfied upon (i) a change in control (as defined in the UAR Plan) or (ii) the occurrence of the date that is six months and one day following an initial public offering of the Company’s securities. The Business Combination Agreement, as described in Note 3, Reverse Recapitalization, provides that the liquidity-based vesting condition will be deemed satisfied if the holder of a Vacasa SAR Award (into which UARs were converted) remains a service provider of the company through the 180th day following the closing of the Reverse Recapitalization. In connection with the Reverse Recapitalization, each UAR that was outstanding immediately prior to the Reverse Recapitalization was converted into a SAR of the Company on terms substantially identical to those in effect prior to the Reverse Recapitalization, except for adjustments to the underlying number of shares and the exercise price based on the determined exchange ratio. The exchange was treated as a modification of the awards which did not result in any incremental compensation expense at the closing of the Reverse Recapitalization. Through December 6, 2021, no stock based compensation expense had been recognized for the historical UAR awards with the liquidity-event performance-based vesting condition based on the occurrence of a qualifying event, as such qualifying event was not probable. Upon the Reverse Recapitalization, the liquidity-event performance-based condition was met and $18.4 million of stock-based compensation expense was recognized related to these awards.

Prior to the Reverse Recapitalization, Vacasa Holdings recognized equity based compensation for option awards granted and outstanding under the TurnKey Vacations, Inc, 2014 Equity Incentive Plan, as a result of the TurnKey Acquisition. As a result of the Reverse Recapitalization, stock options outstanding under such plan were converted into 5,553,275 of Class A stock options of the Company based on the Exchange Ratio determined in accordance with the terms Reverse Recapitalization. The exchange of such stock options for stock options of the Company’s Class A Common Stock was treated as a modification of the awards. The modification of the stock options did not result in any incremental compensation expense to be recognized at the closing of the Reverse Recapitalization.

A summary of the SARs and options activity was as follows during the period indicated:

	Stock Appreciation
	Rights	Weighted Average
	(in thousands)	Exercise Price
Outstanding as of January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,028	$2.95
Forfeited	(14)	$3.56
Outstanding as of December 31, 2021	5,014	$2.95

As of December 31, 2021, there was $9.8 million of unrecognized compensation expense for the Company’s SARs that will be recognized over a weighted-average remaining recognition period of 0.7 years. As of December 31, 2021, the Company’s outstanding SARs had a weighted-average remaining contractual life of 6.2 years and an intrinsic value of $71.5 million.

	Stock Options	Weighted Average
	(in thousands)	Exercise Price
Outstanding at January 1, 2021	—	$—
Effect of Reverse Recapitalization	5,553	$0.93
Forfeited	(92)	$1.64
Outstanding at December 31, 2021	5,461	$0.91

As of December 31, 2021, there was $0.9 million of unrecognized compensation expense for the Company’s stock options that will be recognized over a weighted-average remaining recognition period of 2.1 years. As of December 31, 2021, the Company’s outstanding stock options had a weighted-average remaining contractual life of 6.4 years and an intrinsic value of $40.4 million.

Profit Interest Units (Employee Equity Units)

Prior to the Reverse Recapitalization, Vacasa Holdings had granted its executives “employee equity units” of Vacasa Employee Holdings LLC, which are intended to constitute “profits interests” within the meaning of IRS Revenue Procedure 93-27, as clarified by IRS Revenue Procedure 2001-43. The employee equity units have no intrinsic value on the date of grant, and have actual value to the executive only to the extent the equity value of Vacasa Holdings appreciates following the grant date.

Employee equity units are subject to a time-based vesting condition. The time-based vesting condition is generally satisfied over four years with 25% of the units vesting on the one year anniversary of the vesting commencement date of the award, followed by 1/48th of the units vesting each month over the subsequent three years.

Prior to the consummation of the Reverse Recapitalization (as described in Note 3, Reverse Recapitalization), Vacasa Holdings effectuated the Vacasa Holdings Recapitalization, pursuant to which all outstanding employee equity units were recapitalized in accordance with the OpCo LLC Agreement, which continue to be subject to the same vesting conditions as applied to such employee equity units before the recapitalization. Upon vesting of each employee equity unit, a corresponding OpCo unit vests and a Class B common share of the Company is issued. The modification did not result in any incremental compensation expense to be recognized. No grants of employee equity units are to be made following the Reverse Recapitalization.

A summary of employee equity units is as follows (unit amounts have been converted based on the Exchange Ratio determined in accordance with the terms of the Reverse Recapitalization):

	Employee Equity
	Units	Weighted-Average
	(in thousands)	Grant Date Fair Value
Balance as of December 31, 2020	6,074	$0.93
Units granted	2,931	$6.41
Units vested in connection with Reverse Recapitalization	(3,693)	$0.76
Unvested balance as of Reverse Recapitalization	5,312	$4.10
Units vested after Reverse Recapitalization	(358)	$0.69
Units forfeited or cancelled	—	$—
Unvested balance as of December 31, 2021	4,954	$4.34

As of December 31, 2021, there was $17.8 million of unrecognized compensation expense related to unvested employee equity units, which is expected to be recognized over a weighted-average period of 3.1 years respectively.

Prior to the consummation of the Reverse Recapitalization, the determination of the fair value of awards on the date of grant utilized an option-pricing model which used the value of the Company’s equity units on the date of grant, the expected term of the awards, volatility, risk-free interest rate, and discount for lack of marketability. The Company’s computation of expected volatility was based on the historical volatility of selected comparable publicly traded companies over a period equal to the expected term of the award. The risk-free interest rate reflected the U.S. Treasury yield curve for a similar instrument with the same expected term in effect at the time of the grant. The value of the Company’s equity units was determined by first determining the business enterprise value (BEV) of Vacasa Holdings and then allocating that equity fair value to Vacasa Holdings’s redeemable convertible preferred units, common units and common unit equivalents. The BEV was estimated primarily using a market approach, which measures the value of a business through an analysis of recent sales or offerings of comparable investments or assets and comparing a business to a group of its peer companies.

Equity-Based Compensation Expense

The Company classifies equity-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified. The Company recorded equity-based compensation expense for the periods presented in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$113	$—	$—
Operations and support	2,574	252	—
Technology and development	3,032	641	—
Sales and marketing	8,270	372	—
General and administrative	12,989	2,084	69
Total equity-based compensation expense	$26,978	$3,349	$69